LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

8 – LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

License Agreement

In April 2011, Enumeral licensed certain intellectual property from the Massachusetts Institute of Technology (“MIT”), which at the time was a related party, pursuant to an Exclusive License Agreement (the “License Agreement”), in exchange for the payment of upfront license fees and a commitment to pay annual license fees, patent costs, milestone payments, royalties on sublicense income and, upon product commercialization, royalties on the sales of products covered by the licenses or income from corporate partners, and the issuance of 66,303 shares of Enumeral common stock.

All amounts incurred related to the license fees have been expensed as research and development by Enumeral as incurred. The Company incurred $7,500 and $6,250 in the three months ended March 31, 2015 and 2014, respectively.

In addition to potential future royalty and milestone payments that Enumeral may have to pay MIT per the terms of the License Agreement, Enumeral is obligated to pay an annual fee of $30,000 in 2015, $40,000 in 2016, and $50,000 every year thereafter unless the License Agreement is terminated. To date, no milestone payments have been made. No royalty payments have been payable as Enumeral has not commercialized any products as set forth in the License Agreement. Enumeral reimburses the costs to MIT and Harvard University for the continued prosecution of the licensed patent estate. For the three months ended March 31, 2015 and 2014, Enumeral paid $98,212 and $24,798 for MIT and $18,487 and $0 for Harvard, respectively.

As of the effective date of the License Agreement through the date upon which $7,500,000 of funding for Enumeral’s capital stock has been achieved, Enumeral is required to issue MIT and affiliates an aggregate amount of shares equaling 3% of Enumeral’s issued and outstanding common stock on a fully diluted basis. In March 2013, Enumeral and MIT amended the License Agreement to clarify how equity issuances are to be made under the terms of the License Agreement. In April of 2013, Enumeral satisfied the $7,500,000 funding requirement through the Series A-2 financing which fulfilled the provision in the License Agreement that required Enumeral to issue shares to MIT and other licensing institutions set forth in the License Agreement. During 2013, Enumeral issued 146,406 shares of Enumeral common stock under this provision of the License Agreement.

The License Agreement also contained a provision whereby after the $7,500,000 funding requirement is met, MIT and other licensing institutions set forth in the License Agreement have a right to participate in certain future equity issuances by Enumeral. In addition, pursuant to that provision Enumeral may have to issue additional shares to MIT and other licensing institutions set forth in the License Agreement if Enumeral issues common stock at a price per share that is less than the fair market value per share of the common stock issued to MIT and such licensing institutions based upon a weighted average formula set forth in the License Agreement. In July 2014, Enumeral and MIT entered into a second amendment to the License Agreement, pursuant to which MIT’s participation rights and anti-dilution rights under the license agreement were terminated. Other than the exchange of Enumeral’s common stock for the Company’s common stock in connection with the Merger, the Company did not issue any shares of common stock to MIT and such other licensing institutions in connection with the License Agreement in 2014.

In April 2015, Enumeral and MIT entered into a third amendment to the License Agreement, which revised the timetable for Enumeral to complete certain diligence obligations relating to the initiation of clinical studies in support of obtaining regulatory approval of a Diagnostic Product (as such term is defined in the License Agreement), as well as the timetable by which Enumeral is required to make the first commercial sale of a Diagnostic Product.

Consulting Agreements

On April 19, 2011, Enumeral entered into a consulting agreement with Barry Buckland, Ph.D., a member of the board of directors. Pursuant to the original agreement, Dr. Buckland was compensated through the issuance of 159,045 shares of restricted Enumeral common stock that vested on the following schedule: 25% on the execution of the contract, 25% on April 19, 2012 and the remaining 50% vesting in equal monthly installments through April 1, 2014. In connection with the Merger, these shares were converted into 175,287 shares of the Company’s common stock. The term of the consulting agreement was three years. On February 11, 2013, the consulting agreement was amended so that Dr. Buckland would receive $75,000 per year for a period of one year. On August 14, 2013, the consulting agreement was amended so that Dr. Buckland would receive $37,500 per year for a period of one year. In September 2014, the Company and Dr. Buckland entered into a Scientific Advisory Board Agreement (the “SAB Agreement”) pursuant to which Dr. Buckland will serve as chairman of the Company’s Scientific Advisory Board. The SAB Agreement has a term of two years. Pursuant to the terms of the SAB Agreement, Dr. Buckland will receive compensation on an hourly or per diem basis, either in cash or, at Dr. Buckland’s election, in options to purchase the Company’s common stock. The SAB Agreement limits the total amount of compensation payable to Dr. Buckland at $100,000 over any rolling 12-month period. During the three months ended March 31, 2015 and 2014, Enumeral recognized $11,000 and $6,250 of expense related to the consulting agreement, respectively.

On September 20, 2013, Enumeral entered into a consulting agreement with Allan Rothstein and Norman Rothstein (collectively the “Consultants”). Pursuant to the consulting agreement, Allan Rothstein was elected as a member of the Board of Directors of Enumeral. The Consultants were compensated through the issuance of 1,000,000 shares of restricted Enumeral common stock, with one third of the shares vesting upon the execution of the consulting agreement, one third of the shares vesting on December 10, 2013 and one third of the shares vesting on March 10, 2014. The consulting agreement has a term of two years. In connection with the Merger, these shares were converted into 1,102,121 shares of the Company’s common stock. During the three months ended March 31, 2014, Enumeral recognized $9,375 of restricted stock compensation expense related to the shares granted in this consulting agreement. This consulting agreement was terminated on July 30, 2014.

8 – LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

License Agreement

In April 2011, Enumeral licensed certain intellectual property from the Massachusetts Institute of Technology (“MIT”), then a related party (as one of Enumeral’s scientific co-founders was an employee of MIT), pursuant to an Exclusive License Agreement (the “License Agreement”), in exchange for the payment of upfront license fees and a commitment to pay annual license fees, patent costs, milestone payments, royalties on sublicense income and, upon product commercialization, royalties on the sales of products covered by the licenses or income from corporate partners, and the issuance of 66,303 shares of Enumeral common stock.

All amounts paid related to the license fees have been expensed as research and development by Enumeral as incurred. The Company incurred $25,000 and $20,000 in the years ended December 31, 2014 and 2013, respectively.

In addition to potential future royalty and milestone payments that Enumeral may have to pay MIT per the terms of the License Agreement, Enumeral is obligated to pay an annual fee of $30,000 in 2015, $40,000 in 2016, and $50,000 every year thereafter unless the License Agreement is terminated. To date, no milestone payments have been earned or made. No royalty payments have been payable as Enumeral has not commercialized any products as set forth in the License Agreement. Enumeral reimburses the costs to MIT and Harvard University for the continued prosecution of the licensed patent estate. For the years ended December 31, 2014 and 2013, Enumeral paid $505,697 and $207,220 to MIT and $173,525 and $27,812 to Harvard, respectively.

As of the effective date of the License Agreement through the date upon which $7,500,000 of funding for Enumeral’s capital stock has been achieved, Enumeral is required to issue MIT and affiliates an aggregate amount of shares equaling 3% of Enumeral’s issued and outstanding common stock on a fully diluted basis. In March 2013, Enumeral and MIT amended the License Agreement to clarify how equity issuances are to be made under the terms of the License Agreement. In April of 2013, Enumeral satisfied the $7,500,000 funding requirement through the Series A-2 financing which fulfilled the provision in the License Agreement that required Enumeral to issue shares to MIT and other licensing institutions set forth in the License Agreement. During 2013, Enumeral issued 146,406 shares of common stock under this provision of the License Agreement. During the year ended December 31, 2013, the Company incurred stock based compensation expense related to these additional shares in the amount of $35,867.

The License Agreement also contained a provision whereby after the $7,500,000 funding requirement is met, MIT and other licensing institutions set forth in the License Agreement have a right to participate in certain future equity issuances by Enumeral. In addition, pursuant to that provision Enumeral may have to issue additional shares to MIT and other licensing institutions set forth in the License Agreement if Enumeral issues common stock at a price per share that is less than the fair market value per share of the common stock issued to MIT and such licensing institutions based upon a weighted average formula set forth in the License Agreement. In July 2014, Enumeral and MIT entered into a second amendment to the License Agreement, pursuant to which MIT’s participation rights and anti-dilution rights under the license agreement were terminated. Other than the exchange of Enumeral’s common stock for the Company’s common stock in connection with the Merger, the Company did not issue any shares of common stock to MIT and such other licensing institutions in connection with the License Agreement in 2014.

Consulting Agreements

On April 19, 2011, Enumeral entered into a consulting agreement with Barry Buckland, Ph.D., a member of the board of directors. Pursuant to the original agreement, Dr. Buckland was compensated through the issuance of 159,045 shares of restricted common stock of Enumeral that vested on the following schedule: 25% on the execution of the contract, 25% on April 19, 2012 and the remaining 50% vesting in equal monthly installments through April 1, 2014. These shares were subsequently converted into 175,286 shares of the Company’s common stock in connection with the Merger. The term of the consulting agreement was three years. On February 11, 2013, the consulting agreement was amended so that Dr. Buckland would receive $75,000 per year for a period of one year. On August 14, 2013, the consulting agreement was amended so that Dr. Buckland would receive $37,500 per year for a period of one year. In September 2014, the Company and Dr. Buckland entered into a Scientific Advisory Board Agreement (the “SAB Agreement”), which supersedes the previous consulting agreement, and pursuant to which Dr. Buckland will serve as Chairman of the Company’s Scientific Advisory Board. The SAB Agreement has a term of two years. Pursuant to the terms of the SAB Agreement, Dr. Buckland will receive compensation on an hourly or per diem basis, either in cash or, at Dr. Buckland’s election, in options to purchase the Company’s common stock. The SAB Agreement limits the total amount of compensation payable to Dr. Buckland at $100,000 over any rolling 12-month period. During the years ended December 31, 2014 and 2013, the Company recognized $32,667 and $53,125 of expense, respectively, related to the consulting agreement and SAB Agreement.

On September 20, 2013, Enumeral entered into a consulting agreement with Allan Rothstein and Norman Rothstein (collectively the “Consultants”). Pursuant to the consulting agreement, Allan Rothstein was elected as a member of the Board of Directors of Enumeral. The Consultants were compensated through the issuance of 1,000,000 shares of restricted common stock of Enumeral, with one third vesting upon the execution of the consulting agreement, one third vesting on December 10, 2013 and one third vesting on March 10, 2014. These shares were subsequently converted into 1,102,121 shares of the Company’s common stock in connection with the Merger. The consulting agreement had a term of two years, but was terminated on July 30, 2014. During the years ended December 31, 2014 and 2013, the Company recognized $90,000 and $180,000 of restricted stock compensation expense, respectively, related to the shares granted in this consulting agreement.